Nature of Operations and Summary of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Accounting Policies [Abstract]
Schedule of Property Plant and Equipment Estimated Useful Lives

Depreciation and amortization is computed using the straight-line method over the following estimated useful lives:

Computer and Data Center Equipment	3 years
Purchased and Acquired software	3 years
Leasehold Improvements	3-5 years, or lease term if less
Furniture and fixtures	7 years

Schedule of Net Loss Per Common Share

The following table reflects the amounts used in determining loss per share:

	Three Months Ended		Six Months Ended
	June 30, 2016	June 30, 2015	June 30, 2016	June 30, 2015
Net loss	$(3,581,248)	$(8,887,306)	$(8,137,720)	$(12,051,793)
Less: Cumulative unpaid preferred stock dividends	(117,809)	(33,778)	(232,751)	(33,778)
Net Loss attributable to common shareholders	(3,699,057)	(8,921,084)	(8,370,471)	(12,085,571)
Weighted average common shares outstanding	2,797,555	1,630,999	2,627,357	1,441,836
Net loss per common share – basic and diluted	$(1.32)	$(5.47)	$(3.19)	$(8.38)

The following table reflects the amounts used in determining loss per share:

	Year Ended
	December 31, 2015	December 31, 2014
Net loss	$(18,252,632)	$(15,709,782)
Less: Cumulative unpaid preferred stock dividends	(260,233)	(48,409)
Net Loss attributable to common stockholders	(18,512,865)	(15,758,191)
Weighted average common shares outstanding	1,771,736	755,833
Net loss per common share – basic and diluted	$(10.45)	$(20.85)

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share

The following potential common shares were excluded from the calculation of diluted loss per share from continuing operations and diluted net loss per share attributable to common shareholders because their effect would have been anti-dilutive for the periods presented:

	As of
	June 30, 2016	June 30, 2015
Convertible Preferred Stock	981,378	670,475
Stock Options	290,380	181,550
Warrants	2,459,953	1,615,617
	3,731,711	2,467,642

The following potential common shares were excluded from the calculation of diluted loss per share from continuing operations and diluted net loss per share attributable to common stockholders because their effect would have been anti-dilutive for the periods presented:

	As of
	December 31, 2015	December 31, 2014
Convertible Preferred Stock	944,932	148,647
Stock Options	249,912	180,240
Warrants	1,723,626	593,557
	2,918,470	922,444